Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MASSACHUSETTS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2019